Leases (Details)									1 Months Ended				6 Months Ended		8 Months Ended		12 Months Ended						23 Months Ended
	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	May 01, 2023 USD ($)	May 01, 2023 CNY (¥)	Apr. 14, 2021 USD ($)	Apr. 14, 2021 CNY (¥)	Feb. 23, 2021 USD ($)	Feb. 23, 2021 CNY (¥)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 07, 2025 USD ($)	Jan. 07, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 08, 2024	Jan. 01, 2024	Apr. 14, 2021 CNY (¥)	Feb. 23, 2021 CNY (¥)
Leases [Line Items]
Monthly payment									$ 93,012	¥ 624,240	$ 58,275	¥ 380,240											$ 93,012	¥ 624,240
Lease agreement expired													Dec. 31, 2023
Lease term	12 months	12 months	12 months	12 months																					12 months	12 months
Payment for equipment							$ 71,835	¥ 458,000
Remaining lease payments							287,341	1,832,000
Total lease expenses													$ 76,547	$ 53,591
Lease Agreements [Member]
Leases [Line Items]
Monthly payment															$ 425	¥ 3,000
Payment for equipment					$ 63,993	¥ 408,000
Remaining lease payments					280,753	1,790,000	287,341	¥ 1,832,000
Fair value equipment					$ 321,220		$ 359,176																				¥ 2,048,000	¥ 2,290,000
Percentage of interest rate					1.01%		1.07%																				1.01%	1.07%
Lease Agreements [Member]
Leases [Line Items]
Monthly payment	$ 2,838	¥ 20,000	$ 425	¥ 3,000
Remaining lease payments					$ 280,753	1,790,000
Fair value equipment					$ 321,220		$ 359,176																				¥ 2,048,000	¥ 2,290,000
Percentage of interest rate					1.01%		1.07%																				1.01%	1.07%
Advance payment for the equipment					$ 63,993	¥ 408,000
Forecast [Member]
Leases [Line Items]
Monthly payment																	$ 3,347	¥ 23,784	$ 93,217	¥ 660,240
Forecast [Member] | Lease Agreements [Member]
Leases [Line Items]
Monthly payment																					$ 2,838	¥ 20,000